Finance lease obligations (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Capital lease obligations by maturity [Abstract]:
2014	$ 15,419
2015	30,699
2016	30,783
2017	30,698
2018	30,698
2019 and thereafter	238,252
Total	376,549
Less: amount of interest	(122,982)
Total lease payments	$ 253,567